Average Annual Total Returns{- Fidelity Freedom Index 2045 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-10 - Fidelity Freedom Index 2045 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1908 Past 1 year	F1908 Past 5 years	F1908 Since Inception
Total	16.50%	12.49%	10.02%	[1]	Jun. 24, 2015	15.81%	11.21%	8.78%	[1]	Jun. 24, 2015	10.01%	9.69%	7.67%	[1]	Jun. 24, 2015	18.40%	15.22%	13.26%	[1]	16.54%	12.56%	10.12%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class